Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Loss from continuing operations	$ (1,657)	$ (914)	$ (1,187)	$ (350)	$ (1,388)	$ (22,605)	$ (7,334)	$ (2,846)	$ (2,251)	$ (3,839)	$ (35,036)
Income from discontinued operations	0	(680)	(239)	0	5,494	622	(1,565)	74	175	4,575	(694)
Net (loss) income	$ (1,657)	$ (1,594)	$ (1,426)	$ (350)	$ 4,106	$ (21,983)	$ (8,899)	$ (2,772)	$ (2,076)	$ 736	$ (35,730)
Denominator:
Weighted average shares outstanding –basic and diluted (in shares)	20,278,000				20,092,000
(Loss) income per common share—basic and diluted
Continuing operations (in usd per share)	$ (0.08)	$ (0.05)	$ (0.06)	$ (0.02)	$ (0.07)	$ (1.13)	$ (0.37)	$ (0.14)	$ (0.11)	$ (0.19)	$ (1.75)
Discontinued operations (in usd per share)	0.00	$ (0.03)	$ (0.01)	$ 0.00	0.27	$ 0.03	$ (0.08)	$ 0.00	$ 0.01	0.23	(0.04)
Net (loss) income per share —basic and diluted (in usd per share)	$ (0.08)				$ 0.20					$ 0.04	$ (1.79)
Antidilutive securities excluded from computation of earnings per share (in shares)	1,287,000				336,000					497,000	253,000
Restricted Stock Units (RSUs) [Member]
(Loss) income per common share—basic and diluted
Antidilutive securities excluded from computation of earnings per share (in shares)	287,000				129,000
Employee Stock Option [Member]
(Loss) income per common share—basic and diluted
Antidilutive securities excluded from computation of earnings per share (in shares)	1,000,000				207,000